Supplemental Condensed Consolidating Financial Information (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 2,008	$ 2,055	$ 3,618	$ 1,263
Accounts, notes receivable and other, net	9,514	8,811
Inventories	3,734	3,662
Property, plant and equipment, net	2,220	1,936
Equipment on operating leases, net	767	666
Investments in unconsolidated subsidiaries and affiliates	345	506
Other assets	779	978
Total	35,426	34,093	31,589
LIABILITIES AND EQUITY
Short-term debt	3,797	4,072
Accounts payable	2,821	2,952
Equity	8,634	7,924
Total	35,426	34,093
CNH Global N.V [Member]
ASSETS
Cash and cash equivalents	105	602	1,101
Deposits in Fiat Industrial subsidiaries' cash management pools	69	413
Accounts, notes receivable and other, net	66	46
Intercompany notes receivable	1,946	1,451
Inventories
Property, plant and equipment, net
Equipment on operating leases, net
Investments in unconsolidated subsidiaries and affiliates	209	391
Investments in consolidated subsidiaries accounted for under equity method	6,586	5,533
Goodwill and other intangible assets, net	1	1
Other assets	32	26
Total	9,014	8,463
LIABILITIES AND EQUITY
Short-term debt	256	256
Intercompany short-term debt	53
Accounts payable	2
Long-term debt, including current maturities	73	300
Intercompany long-term debt
Accrued and other liabilities	59	47
Total Liabilities	443	603
Equity	8,571	7,860
Total	9,014	8,463
Case New Holland Inc [Member]
ASSETS
Cash and cash equivalents	200		892
Deposits in Fiat Industrial subsidiaries' cash management pools
Accounts, notes receivable and other, net	350	1
Intercompany notes receivable	446	447
Inventories
Property, plant and equipment, net
Equipment on operating leases, net
Investments in unconsolidated subsidiaries and affiliates
Investments in consolidated subsidiaries accounted for under equity method	5,081	4,248
Goodwill and other intangible assets, net
Other assets	164	577
Total	6,241	5,273
LIABILITIES AND EQUITY
Short-term debt
Intercompany short-term debt	605	173
Accounts payable	4	122
Long-term debt, including current maturities	2,574	2,548
Intercompany long-term debt	1,662	1,653
Accrued and other liabilities	(13)	32
Total Liabilities	4,832	4,528
Equity	1,409	745
Total	6,241	5,273
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	32	92	156	37
Deposits in Fiat Industrial subsidiaries' cash management pools	2,876	3,115
Accounts, notes receivable and other, net	713	819
Intercompany notes receivable	4,479	2,329
Inventories	1,763	1,704
Property, plant and equipment, net	1,151	1,017
Equipment on operating leases, net		7
Investments in unconsolidated subsidiaries and affiliates	2	3
Investments in consolidated subsidiaries accounted for under equity method	2,546	1,984
Goodwill and other intangible assets, net	2,755	2,778
Other assets	1,364	1,274
Total	17,681	15,122
LIABILITIES AND EQUITY
Short-term debt	537	537
Intercompany short-term debt	1,039	774
Accounts payable	2,491	2,124
Long-term debt, including current maturities	259	261
Intercompany long-term debt	1,754	598
Accrued and other liabilities	4,159	4,391
Total Liabilities	10,239	8,685
Equity	7,442	6,437
Total	17,681	15,122
All other subsidiaries [Member]
ASSETS
Cash and cash equivalents	1,671	1,361	1,469	1,226
Deposits in Fiat Industrial subsidiaries' cash management pools	1,287	588
Accounts, notes receivable and other, net	16,998	15,260
Intercompany notes receivable	1,947	859
Inventories	1,971	1,958
Property, plant and equipment, net	1,069	919
Equipment on operating leases, net	767	659
Investments in unconsolidated subsidiaries and affiliates	134	112
Investments in consolidated subsidiaries accounted for under equity method	1,010	1,134
Goodwill and other intangible assets, net	313	305
Other assets	1,411	1,728
Total	28,578	24,883
LIABILITIES AND EQUITY
Short-term debt	3,004	3,279
Intercompany short-term debt	1,951	1,282
Accounts payable	2,269	2,281
Long-term debt, including current maturities	11,360	9,929
Intercompany long-term debt	1,755	606
Accrued and other liabilities	1,804	1,726
Total Liabilities	22,143	19,103
Equity	6,435	5,780
Total	28,578	24,883
Eliminations [Member]
ASSETS
Cash and cash equivalents
Deposits in Fiat Industrial subsidiaries' cash management pools
Accounts, notes receivable and other, net	(1,959)	(1,635)
Intercompany notes receivable	(8,818)	(5,086)
Inventories
Property, plant and equipment, net
Equipment on operating leases, net
Investments in unconsolidated subsidiaries and affiliates
Investments in consolidated subsidiaries accounted for under equity method	(15,223)	(12,899)
Goodwill and other intangible assets, net
Other assets	(88)	(28)
Total	(26,088)	(19,648)
LIABILITIES AND EQUITY
Short-term debt
Intercompany short-term debt	(3,648)	(2,229)
Accounts payable	(1,945)	(1,575)
Long-term debt, including current maturities
Intercompany long-term debt	(5,171)	(2,857)
Accrued and other liabilities	(101)	(89)
Total Liabilities	(10,865)	(6,750)
Equity	(15,223)	(12,898)
Total	(26,088)	(19,648)
Consolidated [Member]
ASSETS
Cash and cash equivalents	2,008	2,055	3,618	1,263
Deposits in Fiat Industrial subsidiaries' cash management pools	4,232	4,116
Accounts, notes receivable and other, net	16,168	14,491
Intercompany notes receivable
Inventories	3,734	3,662
Property, plant and equipment, net	2,220	1,936
Equipment on operating leases, net	767	666
Investments in unconsolidated subsidiaries and affiliates	345	506
Investments in consolidated subsidiaries accounted for under equity method
Goodwill and other intangible assets, net	3,069	3,084
Other assets	2,883	3,577
Total	35,426	34,093
LIABILITIES AND EQUITY
Short-term debt	3,797	4,072
Intercompany short-term debt
Accounts payable	2,821	2,952
Long-term debt, including current maturities	14,266	13,038
Intercompany long-term debt
Accrued and other liabilities	5,908	6,107
Total Liabilities	26,792	26,169
Equity	8,634	7,924
Total	$ 35,426	$ 34,093